15. Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments Tables
Commitments
($000s)		Payments due by years
	Total	2018	2019-20	2021-22	2023-24
Mineral interests	4,996	687	982	1,075	2,253
Flow-through share expenditures	8,496	8,496	-	-	-
Business premises operating lease	720	144	288	288	-
	14,212	9,327	1,270	1,363	2,253